Revenues (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of major customers [line items]
Revenue	₪ 18,034	$ 4,812	₪ 1,668	₪ 292
Customer A [Member]
Disclosure of major customers [line items]
Revenue	15,375		688
Customer B [Member]
Disclosure of major customers [line items]
Revenue			521
Customer C [Member]
Disclosure of major customers [line items]
Revenue			295
Customer D [Member]
Disclosure of major customers [line items]
Revenue	₪ 1,816